TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss and capital loss carry forward	$40,551	$37,754
Valuation allowance	(40,551)	(37,754)

Net deferred tax asset	$-	$-